Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 360,068	$ 537,743
Impairment expense, net of reversals	739,347
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	80,778	$ 104,256
Impairment loss recognised in profit or loss, property, plant and equipment	$ 27,755